Capital Lease Obligations	12 Months Ended
Dec. 31, 2012
Capital Lease Obligations
(14)	CAPITAL LEASE OBLIGATIONS

In December 2011 and 2012, the Group sold certain newly purchased equipments and equipments pending installation (collectively “Leased Assets”) with carrying amounts of US$113,621 and US$7,959 to third-parties (the “purchaser-lessors”) for cash consideration of US$ 95,526 and US$6,284, respectively, and simultaneously entered into several 2-4 year contracts and two 18 year contracts to lease back the Leased Assets from the purchaser-lessors. Pursuant to the terms of the contract, the Group is required to pay to the purchaser-lessors quarterly lease payments over 1-18 years and is entitled to a bargain purchase option at the end of the lease. The leases are classified as capital leases. In connection with these sale-leaseback transactions, the Group recognized a loss of approximately US$ 18,095 and US$1,675 during the years ended December 31, 2011 and 2012 respectively, which is being deferred and amortized in the consolidated statements of operations over the useful life of the leased assets.

The gross amount of plant and equipment and related accumulated amortization recorded under capital leases are as follows:

	December 31, 2011	December 31, 2012
Plant and machinery	119,086	89,089
Less: accumulated amortization	(9,824)	(16,182)

	109,262	72,907
Construction-in-progress – equipment pending installation	24,053	14,829

	133,315	87,736

Amortization of assets held under capital leases is included in depreciation expense.

Future minimum lease payments under capital lease obligations as of December 31, 2012 are as follows:

Year ending December 31:
2013	45,611
2014	26,834
2015	13,137
Beyond 2015	9,888

Total minimum lease payments	95,470
Less: Amounts representing interest (at interest rate of 7.79%)	(12,042)

Present value of minimum payments	83,428
Current portion	(41,698)

Non-current portion	41,730